Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Fair Value of Financial Instruments
13.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following tables provide the financial assets and liabilities carrying values by category and fair values as of December 31, 2020, December 31, 2019 and December 31, 2018:

	As of December 31, 2018
	Carrying value				Fair value
(in thousands of euros)	As per statement of financial position	Assets at fair value through profit & loss	Loans & receivables	Debt at amortized cost	Level 1	Level 2	Level 3
Assets
Financial investments
Loans	259		259			259
Deposits and guarantees	284		284			284
Trade receivables	25		25			25
Cash and cash equivalents	207,240	207,240			207,240
TOTAL—Assets	207,808	207,240	568		207,240	568
Liabilities
Conditional advances	3,229			3,229			3,229
Convertible loans	160,489			160,489		160,489
Bank loans	3,964			3,964		3,964
Obligations under finance leases	1,900			1,900		1,900
Accrued interests	3			3		3
Other financial loans and borrowings	7			7		7
Trade payables	32,649			32,649		32,649
Other payables	71			71		71
TOTAL—Liabilities	202,313			202,313		199,084	3,229

	As of December 31, 2019
	Carrying value				Fair value
(in thousands of euros)	As per statement of financial position	Assets at fair value through profit & loss	Loans & receivables	Debt at amortized cost	Level 1	Level 2	Level 3
Assets
Financial investments
Loans	307		307			307
Deposits and guarantees	396		396			396
Trade receivables	207		207			207
Cash and cash equivalents	276,748	276,748			276,748
TOTAL - Assets	277,658	276,748	911		276,748	911
Liabilities
Conditional advances	3,229			3,229			3,229
Convertible loans	165,454			165,454		165,454
Bank loans	2,645			2,645		2,645
Obligations under finance leases	12,281			12,281		12,281
Accrued interests	1			1		1
Other financial loans and borrowings	7			7		7
Trade payables	32,753			32,753		32,753
Other payables	527			527		527
TOTAL - Liabilities	216,898			216,898		213,669	3,229

	As of December 31, 2020
	Carrying value				Fair value
(in thousands of euros)	As per statement of financial position	Assets at fair value through profit & loss	Loans & receivables	Debt at amortized cost	Level 1	Level 2	Level 3
Assets
Financial investments
Loans	352		352			352
Deposits and guarantees	418		418			418
Trade receivables	793		793			793
Cash and cash equivalents	171,029	171,029			171,029
TOTAL - Assets	172,592	171,029	1,563		171,029	1,563
Liabilities
Conditional advances	3,229			3,229			3,229
Convertible loans	170,782			170,782		170,782
Bank loans	1,540			1,540		1,540
Obligations under finance leases	10,131			10,131		10,131
Other financial loans and borrowings	7			7		7
Trade payables	20,337			20,337		20,337
Other payables	569			569		569
TOTAL - Liabilities	206,596			206,596		203,367	3,229